As filed with the Securities and Exchange Commission on February 10, 2010

Registration No. 333-163272

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-14
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☑
☐ PRE-EFFECTIVE AMENDMENT NO.
☑ POST-EFFECTIVE AMENDMENT NO. 1
(Check appropriate box or boxes)
BB&T Funds
(Exact Name of Registrant as Specified in Charter)
1-800-228-1872
(Registrant’s Area Code and Telephone Number)
434 Fayetteville Street Mall, 5th Floor
Raleigh, NC 27601-0575
(Address of Principal Executive Offices)

Alan G. Priest, Esquire
Ropes & Gray LLP
One Metro Center
700 12th Street, N.W., Suite 900
Washington, D.C. 20005
(Name and address of Agent for Service)

It is proposed that this filing will become effective immediately upon filing pursuant to paragraph (b) of Rule 485 under the Securities Act of 1933, as amended.
This filing is being made solely for the purpose of adding the Opinions and Consents of counsel as to tax matters as exhibits to the Part C of the Registration Statement. No information contained in Parts A or B of the Registration Statement, which are incorporated herein by reference in their entirety, is amended, deleted or superseded hereby.

PART A: INFORMATION REQUIRED IN THE PROSPECTUS
Part A is incorporated by reference to Part A of Pre-Effective Amendment No. 1 to the Registration Statement on Form N-14 of BB&T Funds (the “Registrant”) under the Securities Act of 1933, as amended, filed with the Securities and Exchange Commission (the “SEC”) on December 17, 2009 (File No. 333-163272, Accession No. 0000950123-09-071532).
PART B: INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION
Part B is incorporated by reference to Part B of Pre-Effective Amendment No. 1 to the Registration Statement on Form N-14 of the Registrant under the Securities Act of 1933, as amended, filed with the SEC on December 17, 2009 (File No. 333-163272, Accession No. 0000950123-09-071532).

PART C
Item 15. Indemnification
Article VIII, Sections 1 and 2 of the Registrant’s Declaration of Trust provides as follows:
“Trustees, Officers, etc.
Section 1. The Trust shall indemnify each of its Trustees and officers (including persons who serve at the Trust’s request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise) (hereinafter referred to as a “Covered Person”) against all liabilities and expenses, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and counsel fees reasonably incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such Covered Person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Covered Person except with respect to any matter as to which such Covered Person shall have been finally adjudicated in any such action, suit or other proceeding to be liable to the Trust or its Shareholders by reason of wilful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person’s office. Expenses, including counsel fees so incurred by any such Covered Person (but excluding amounts paid in satisfaction of judgments, in compromise or as fines or penalties), shall be paid from time to time by the Trust in advance of the final disposition of any such action, suit or proceeding upon receipt of an undertaking by or on behalf of such Covered Person to repay amounts so paid to the Trust if it is ultimately determined that indemnification of such expenses is not authorized under this Article, provided, however, that either (a) such Covered Person shall have provided appropriate security for such undertaking, (b) the Trust shall be insured against losses arising from any such advance payments or (c) either a majority of the disinterested Trustees acting on the matter (provided that a majority of the disinterested Trustees then in office act on the matter), or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a full trial type inquiry) that there is reason to believe that such Covered Person will be found entitled to indemnification under this Article.
Compromise Payment
Section 2. As to any matter disposed of (whether by a compromise payment, pursuant to a consent decree or otherwise) without an adjudication by a court, or by any other body before which the proceeding was brought, that such Covered Person either (a) did not act in good faith in the reasonable belief that his action was in the best interests of the Trust or (b) is liable to the Trust or its Shareholders by reason of wilful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office, indemnification shall be provided if (a) approved as in the best interests of the Trust, after notice that it involved such indemnification, by at least a majority of the disinterested Trustees acting on the matter (provided that a majority of the disinterested Trustees then in office act on the matter) upon a determination, based upon a review of readily available facts (as opposed to a full trial type inquiry) that such Covered Person acted in good faith in the reasonable belief that his action was in the best interests of the Trust and is not liable to the Trust or its Shareholders by reasons of wilful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office, or (b) there has been obtained an opinion in writing of independent legal counsel, based upon a review of readily available facts (as opposed to a full trial type inquiry) to the effect that such Covered Person appears to have acted in good faith in the reasonable belief that his action was in the best interests of the Trust and that such indemnification would not protect such Person against any liability to the Trust to which he would otherwise be subject by reason of wilful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office. Any approval pursuant to this Section shall not prevent the recovery from any Covered Person of any amount paid to such Covered Person in accordance with this Section as indemnification if such Covered Person is subsequently adjudicated by a court of competent jurisdiction not to have acted in good faith in the reasonable belief that such Covered Person’s action was in the best interests of the Trust or to have been liable to the Trust or its Shareholders by reason of wilful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person’s office.”

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers, and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer, or controlling person of Registrant in the successful defense of any action, suit, or proceeding) is asserted by such trustee, officer, or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Indemnification for the Trust’s principal underwriter is provided for in the Underwriting Agreement incorporated herein by reference to Exhibit (7)(i).The Trust maintains a directors and officers liability insurance policy. In addition, certain officer and the interested trustee are covered by BB&T Corporation’s directors and officers liability insurance policy.
Item 16. Exhibits
(1)	Amended and Restated Agreement and Declaration of Trust dated June 2, 2007 is incorporated herein by reference to Exhibit (a)(1) filed with Post-Effective Amendment No. 56 to the Registration Statement of the Registrant on Form N-1A (filed November 29, 2007).

(2)	Amended and Restated Bylaws dated April 23, 2007 is incorporated herein by reference to Exhibit (b)(1) filed with Post-Effective Amendment No. 55 to the Registration Statement of the Registrant on Form N-1A (filed April 27, 2007).

(3)	Not Applicable.
(4)	(i)	Agreement and Plan of Reorganization between BB&T Funds, on behalf of its series BB&T Mid Cap Growth Fund and BB&T Mid Cap Value Fund, and Sterling Capital Management LLC is filed with the Pre-Effective Amendment No. 1 to the Registration Statement of the Registrant on Form N-14 (filed December 17, 2009).

	(ii)	Agreement and Plan of Reorganization between BB&T Funds, on behalf of its series BB&T Small Cap Fund and Sterling Capital Small Cap Value Fund, and Sterling Capital Management LLC is filed with the Pre-Effective Amendment No. 1 to the Registration Statement of the Registrant on Form N-14 (filed December 17, 2009).

(5)	(i)	Article III; Article V; Article VIII, Section 4; and Article IX, Sections 1, 4, 5, and 7 of the Amended and Restated Agreement and Declaration of Trust are incorporated herein by reference to Exhibit (a)(1) filed with Post-Effective Amendment No. 56 to the Registration Statement of the Registrant on Form N-1A (filed November 29, 2007).

	(ii)	Article 9; Article 10, Section 6; and Article 11 of the Bylaws are incorporated herein by reference to Exhibit (b)(1) filed with Post-Effective Amendment No. 55 to the Registration Statement of the Registrant on Form N-1A (filed April 27, 2007).

(6)	(i)	Amended and Restated Investment Advisory Agreement between the Registrant and BB&T Asset Management, Inc. dated May 23, 2003 is incorporated herein by reference to Exhibit (d)(1) filed with Post-Effective Amendment No. 34 to the Registration Statement of the Registrant on Form N-1A (filed November 26, 2003).

(1)	Revised Schedule A to Investment Advisory Agreement revised February 1, 2010 is incorporated herein by reference to Exhibit (d)(1)(i) filed with Post-Effective Amendment No. 64 to the Registration Statement of the Registrant on Form N-1A (filed January 28, 2010).
	(ii)	Sub-Advisory Agreement between BB&T Asset Management, Inc. and Sterling Capital Management LLC dated July 18, 2005, with respect to the BB&T Mid Cap Value Fund, including Schedule A, is incorporated herein by reference to Exhibit (d)(7) filed with Post-Effective Amendment No. 42 to the Registration Statement of the Registrant on Form N-1A (filed November 17, 2005).

	(iii)	Form of Amended and Restated Investment Advisory Agreement between the Registrant and Sterling Capital Management LLC dated August 28, 2007 with respect to the Sterling Capital Small Cap Value Fund, including Schedule A, is incorporated herein by reference to Exhibit (d)(5) filed with Post-Effective Amendment No. 56 to the Registration Statement of the Registrant on Form N-1A (filed November 29, 2007).

(7)	(i)	Underwriting Agreement among the Registrant, BB&T Asset Management, Inc. and BB&T AM Distributors, Inc. dated April 23, 2007 is incorporated herein by reference to Exhibit (e)(2) filed with Post-Effective Amendment No. 56 to the Registration Statement of the Registrant on Form N-1A (filed November 29, 2007).
(1)	Amended and Restated Exhibit A to Underwriting Agreement dated February 1, 2010 is incorporated herein by reference to Exhibit (e)(1)(i) filed with Post-Effective Amendment No. 64 to the Registration Statement of the Registrant on Form N-1A (filed January 28, 2010).
(8)	Not Applicable.
(9)	(i)	Custody Agreement between the Registrant and U.S. Bank N.A. dated August 1, 2006 is incorporated herein by reference to Exhibit (g)(6) filed with Post-Effective Amendment No. 50 to the Registration Statement of the Registrant on Form N-1A (filed December 18, 2006).
(1)	Revised Exhibit C to Custody Agreement dated January 23, 2007 is incorporated herein by reference to Exhibit (g)(2)(i) filed with Post-Effective Amendment No. 52 to the Registration Statement of the Registrant on Form N-1A (filed January 31, 2007).

(2)	Amendment to the Custody Agreement dated December 2, 2008 is incorporated herein by reference to Exhibit (g)(2)(ii) filed with Post-Effective Amendment No. 61 to the Registration Statement of the Registrant on Form N-1A (filed January 28, 2009).
	(ii)	Form of Custody Agreement between the Registrant and State Street Bank and Trust Company dated September 11, 2000 is incorporated herein by reference to Exhibit (f)(5) filed with Post-Effective Amendment No. 21 to the Registration Statement of the Registrant on Form N-1A (filed November 17, 2000).

(10)	(i)	Amended and Restated Distribution and Shareholder Services Plan dated October 14, 2009 is incorporated herein by reference to Exhibit (m)(1) filed with Post-Effective Amendment No. 64 to the Registration Statement of the Registrant on Form N-1A (filed January 28, 2010).

(1)	Revised Schedule A to Amended and Restated Distribution and Shareholder Services Plan as amended and restated February 1, 2010 is incorporated herein by reference to Exhibit (m)(1)(i) filed with Post-Effective Amendment No. 64 to the Registration Statement of the Registrant on Form N-1A (filed January 28, 2010).
(ii)	Multiple Class Plan effective February 1, 2010 is incorporated herein by reference to Exhibit (n)(1) filed with Post-Effective Amendment No. 63 to the Registration Statement of the Registrant on Form N-1A (filed November 25, 2009).
(11)	Opinion and Consent of Ropes & Gray LLP regarding the legality of the issuance of shares and other matters is incorporated herein by reference to Exhibit (11) filed with the Registration Statement of the Registrant on Form N-14 (filed November 20, 2009).
(12)	(i)	Opinion and Consent of Ropes & Gray LLP regarding tax matters relating to the consolidation of the BB&T Mid Cap Growth Fund with and into the BB&T Mid Cap Value Fund is filed herewith.

	(i)	Opinion and Consent of Ropes & Gray LLP regarding tax matters relating to the consolidation of the BB&T Small Cap Fund with and into the Sterling Capital Small Cap Value Fund is filed herewith.

(13)	(i)	Form of Administration Agreement between the Registrant and BB&T Asset Management, Inc. dated April 23, 2007 is incorporated herein by reference to Exhibit (h)(1) filed with Post-Effective Amendment No. 55 to the Registration Statement of the Registrant on Form N-1A (filed April 27, 2007).
(1)	Amendment to Administration Agreement dated December 8, 2009 is incorporated herein by reference to Exhibit (h)(1)(i) filed with Post-Effective Amendment No. 64 to the Registration Statement of the Registrant on Form N-1A (filed January 28, 2010).
(ii)	License Agreement between the Registrant and Branch Banking and Trust Company is incorporated herein by reference to Exhibit 9(d) filed with Post-Effective Amendment No. 1 to the Registration Statement of the Registrant on Form N-1A (filed March 24, 1993).

(iii)	Sub-Administration Services Agreement between BB&T Asset Management, Inc. and PNC Global Investment Servicing (U.S.) Inc. (formerly PFPC Inc.) dated December 18, 2006 is incorporated herein by reference to Exhibit (h)(4) filed with Post-Effective Amendment No. 56 to the Registration Statement of the Registrant on Form N-1A (filed November 29, 2007).
(1)	Amendment to Sub-Administration Services Agreement dated January 1, 2010 is incorporated herein by reference to Exhibit (h)(3)(i) filed with Post-Effective Amendment No. 64 to the Registration Statement of the Registrant on Form N-1A (filed January 28, 2010).

(2)	Amended and Restated Exhibit A to Sub-Administration Services Agreement dated February 1, 2010 is incorporated herein by reference to Exhibit (h)(3)(ii) filed with Post-Effective Amendment No. 64 to the Registration Statement of the Registrant on Form N-1A (filed January 28, 2010).

(iv)	Transfer Agency and Blue Sky Services Agreement between Registrant and PNC Global Investment Servicing (U.S.) Inc. (formerly PFPC Inc.) dated December 18, 2006 is incorporated herein by reference to Exhibit (h)(5) filed with Post-Effective Amendment No. 56 to the Registration Statement of the Registrant on Form N-1A (filed November 29, 2007).
(1)	Amendment to Transfer Agency and Blue Sky Services Agreement dated April 23, 2007 is incorporated herein by reference to Exhibit (h)(5)(i) filed with Post-Effective Amendment No. 56 to the Registration Statement of the Registrant on Form N-1A (filed November 29, 2007).

(2)	Red Flag Services Amendment to Transfer Agency and Blue Sky Services Agreement dated May 1, 2009 is incorporated herein by reference to Exhibit (h)(4)(iii) filed with Post-Effective Amendment No. 62 to the Registration Statement of the Registrant on Form N-1A (filed April 30, 2009).

(3)	AlbridgeCentral Amendment to Transfer Agency and Blue Sky Services Agreement dated September 1, 2009 incorporated herein by reference to Exhibit (h)(4)(iii) filed with Post-Effective Amendment No. 63 to the Registration Statement of the Registrant on Form N-1A (filed November 25, 2009).

(4)	Amendment to Transfer Agency and Blue Sky Services Agreement dated January 1, 2010 is incorporated herein by reference to Exhibit (h)(4)(iv) filed with Post-Effective Amendment No. 64 to the Registration Statement of the Registrant on Form N-1A (filed January 28, 2010).

(5)	Amended and Restated Exhibit A to Transfer Agency and Blue Sky Services Agreement dated February 1, 2010 is incorporated herein by reference to Exhibit (h)(4)(v) filed with Post-Effective Amendment No. 64 to the Registration Statement of the Registrant on Form N-1A (filed January 28, 2010).
(v)	Accounting Services Agreement between Registrant and PNC Global Investment Servicing (U.S.) Inc. (formerly PFPC Inc.) dated December 18, 2006 is incorporated herein by reference to Exhibit (h)(6) to Post-Effective Amendment No. 56 to the Registration Statement of the Registrant on Form N-1A (filed November 29, 2007).
(1)	Fair Value Services Amendment to Accounting Services Agreement dated May 8, 2007 is incorporated herein by reference to Exhibit (h)(6)(i) filed with Post-Effective Amendment No. 56 to the Registration Statement of the Registrant on Form N-1A (filed November 29, 2007).

(2)	Amendment to Accounting Services Agreement dated January 1, 2010 is incorporated herein by reference to Exhibit (h)(5)(ii) filed with Post-Effective Amendment No. 64 to the Registration Statement of the Registrant on Form N-1A (filed January 28, 2010).

(3)	Amended and Restated Exhibit A to Accounting Services Agreement dated February 1, 2010 is incorporated herein by reference to Exhibit (h)(5)(iii) filed with Post-Effective Amendment No. 64 to the Registration Statement of the Registrant on Form N-1A (filed January 28, 2010).
(vi)	Compliance Support Services Agreement between Registrant and PNC Global Investment Servicing (U.S.) Inc. (formerly PFPC Inc.) dated December 18, 2006 is incorporated herein by reference to Exhibit (h)(7) filed with Post-Effective Amendment

No. 56 to the Registration Statement of the Registrant on Form N-1A (filed November 29, 2007).
(1)	Amendment to Compliance Support Services Agreement dated January 1, 2010 is incorporated herein by reference to Exhibit (h)(6)(i) filed with Post-Effective Amendment No. 64 to the Registration Statement of the Registrant on Form N-1A (filed January 28, 2010).

(2)	Amended and Restated Exhibit B to Compliance Support Services Agreement dated February 1, 2010 is incorporated herein by reference to Exhibit (h)(6)(ii) filed with Post-Effective Amendment No. 64 to the Registration Statement of the Registrant on Form N-1A (filed January 28, 2010).
(vii)	Form of Securities Lending Agreement between Registrant and Mellon Bank, N.A. is incorporated herein by reference to Exhibit (h)(7) filed with Post-Effective Amendment No. 60 to the Registration Statement of the Registrant on Form N-1A (filed November 26, 2008).

(viii)	Third Party Feeder Fund Agreement among Registrant (on behalf of the BB&T Equity Index Fund), BB&T AM Distributors, Inc. and Master Investment Portfolio dated April 19, 2007 is incorporated herein by reference to Exhibit (h)(10) filed with Post-Effective Amendment No. 56 to the Registration Statement of the Registrant on Form N-1A (filed November 29, 2007).
(1)	Amendment to the Third Party Feeder Fund Agreement dated July 1, 2008 is incorporated herein by reference to Exhibit (h)(8) filed with Post-Effective Amendment No. 60 to the Registration Statement of the Registrant on Form N-1A (filed November 26, 2008).
(14)	Consent of KPMG LLP is incorporated by reference to Exhibit (14) filed with Pre-Effective Amendment No. 1 to the Registration Statement of the Registrant on Form N-14 (filed December 17, 2009).

(15)	Not applicable.

(16)	Powers of Attorney are filed herewith.
Item 17. Undertakings
(1)	The Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)	The Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

NOTICE
     A copy of the Amended and Restated Agreement and Declaration of Trust of the BB&T Funds is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by officers of the registrant as officers and not individually and that the obligations of or arising out of this instrument are not binding upon any of the trustees, officers or shareholders individually but are binding only upon the assets and property of the Registrant.

SIGNATURES
As required by the Securities Act of 1933, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 1 under the Securities Act to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Washington, District of Columbia, on the 10th of February 2010.

BB&T Funds
/s/ E.G. Purcell, III
*E.G. Purcell, III
President

As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the dates indicated.

Signatures	Title	Date
/s/ E.G. Purcell, III *E.G. Purcell, III	President and Principal Executive Officer	February 10, 2010
/s/ James L. Roberts *James L. Roberts	Trustee	February 10, 2010
/s/ Thomas W. Lambeth *Thomas W. Lambeth	Trustee	February 10, 2010
/s/ Andrew J. McNally *Andrew J. McNally	Treasurer and Principal Financial Officer	February 10, 2010
/s/ Douglas R. Van Scoy *Douglas R. Van Scoy	Trustee	February 10, 2010
/s/ Drew T. Kagan *Drew T. Kagan	Trustee	February 10, 2010
/s/ Laura C. Bingham *Laura C. Bingham	Trustee	February 10, 2010
/s/ R. Lee Youngblood *R. Lee Youngblood	Trustee	February 10, 2010

*By:	/s/ Alan G. Priest
Alan G. Priest
Attorney-in-fact, pursuant to powers of attorney filed herewith.

EXHIBIT INDEX
(12)	(i)	Opinion and Consent of Ropes & Gray LLP regarding tax matters relating to the consolidation of the BB&T Mid Cap Growth Fund with and into the BB&T Mid Cap Value Fund.

	(ii)	Opinion and Consent of Ropes & Gray LLP regarding tax matters relating to the consolidation of the BB&T Small Cap Fund with and into the Sterling Capital Small Cap Value Fund.
(16)	Powers of Attorney.